UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended March 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Milbank Winthrop & Co. Inc.

Address:  654 Madison Avenue, Suite 1550
          New York, New York  10021


13F File Number: 28-04023

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Janice Bennett
Title:    Principal
Phone:    (212) 480-2500


Signature, Place and Date of Signing:

/s/ Janice Bennett               New York, New York             May 13, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           89

Form 13F Information Table Value Total:     $153,833 (thousands)



List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



                                                           FORM 13F INFORMATION TABLE


NAME                            TITLE                                  SHARES OR                 SHARED
OF                              OF            CUSIP        VALUE       PRINCIPAL  SOLE  SHARED   OTHER         SOLE     SHARED  NONE
ISSUER                          CLASS         NUMBER       (X1000)     AMOUNT     (A)    (B)     (C)    MGR    (A)      (B)     (C)
------                          -----         ------       -----       ------     ---    ---      ---   ---    ---      ---     ---
3M CO                           COM           88579Y101      1,671      19,500     X                    NONE    19,500  0      0
ABBOTT LABS                     COM             2824100        643      13,782     X                    NONE    13,782  0      0
AEGON N V                       ORD AMER REG    7924103        137      10,181     X                    NONE    10,181  0      0
AETNA INC NEW                   COM           00817Y108        375       5,000     X                    NONE     5,000  0      0
AFLAC INC                       COM             1055102      4,396     117,982     X                    NONE   117,982  0      0
ALLTEL CORP                     COM            20039103        307       5,600     X                    NONE     5,600  0      0
ALTRIA GROUP INC                COM           02209S103      4,525      69,200     X                    NONE    69,200  0      0
AMERICAN EXPRESS CO             COM            25816109      5,562     108,277     X                    NONE   108,277  0      0
AMERICAN INTL GROUP INC         COM            26874107      2,215      39,983     X                    NONE    39,983  0      0
AMERICREDIT CORP                COM           03060R101        258      11,000     X                    NONE    11,000  0      0
AUTOBYTEL INC                   COM           05275N106        177      35,194     X                    NONE    35,194  0      0
BANK OF AMERICA CORPORATION     COM            60505104        238       5,406     X                    NONE     5,406  0      0
BANKRATE, INC                   COM           06646V108        525      39,175     X                    NONE    39,175  0      0
BELLSOUTH CORP                  COM            79860102      2,305      87,662     X                    NONE    87,662  0      0
BELO CORP                       COM SER A      80555105      1,569      65,000     X                    NONE    65,000  0      0
BERKSHIRE HATHAWAY INC DEL      CL A           84670108      1,131          13     X                    NONE        13  0      0
BERKSHIRE HATHAWAY INC DEL      CL B           84670207        263          92     X                    NONE        92  0      0
BP PLC                          SPON ADR       55622104      2,947      47,233     X                    NONE    47,233  0      0
BRIGGS & STRATTON CORP          COM           109043109        709      19,471     X                    NONE    19,471  0      0
BRISTOL MYERS SQUIBB CO         COM           110122108      2,074      81,453     X                    NONE    81,453  0      0
BURLINGTON NORTHN SANTA FE      COM           12189T104        431       8,000     X                    NONE     8,000  0      0
CANADIAN NATL RY CO             COM           136375102        301       4,750     X                    NONE     4,750  0      0
CARDINAL HEALTH INC             COM           14149Y108        435       7,800     X                    NONE     7,800  0      0
CARNIVAL CORP                   PAIRED CTF    143658300      5,425     104,714     X                    NONE   104,714  0      0
CATERPILLAR INC DEL             COM           149123101        338       3,696     X                    NONE     3,696  0      0
CHEVRONTEXACO CORP              COM           166764100      2,861      49,064     X                    NONE    49,064  0      0
CHUBB CORP                      COM           171232101      4,097      51,687     X                    NONE    51,687  0      0
CISCO SYS INC                   COM           17275R102        239      13,376     X                    NONE    13,376  0      0
CITIGROUP INC.                  COM           172967101      5,693     126,684     X                    NONE   126,684  0      0
COCA COLA CO                    COM           191216100      1,163      27,900     X                    NONE    27,900  0      0
COMCAST CORP NEW                CLA           20030N101        628      18,592     X                    NONE    18,592  0      0
CONOCOPHILLIPS                  COM           20825C104        690       6,394     X                    NONE     6,394  0      0
DEERE & CO                      COM           244199105      2,591      38,600     X                    NONE    38,600  0      0
DEVON ENERGY CORP NEW           COM           25179M103        669      14,000     X                    NONE    14,000  0      0
DISNEY WALT CO                  COM DISNEY    254687106        397      13,802     X                    NONE    13,802  0      0
DOVER CORP                      COM           260003108      3,270      86,543     X                    NONE    86,543  0      0
DU PONT E I DE NEMOURS & CO     COM           263534109        317       6,181     X                    NONE     6,181  0      0
EMERSON ELEC CO                 COM           291011104        304       4,689     X                    NONE     4,689  0      0
EXXON MOBIL CORP                COM           30231G102     14,299     239,919     X                    NONE   239,919  0      0
GEMSTAR TV GUIDE INTL INC       COM           36866W106        259      59,437     X                    NONE    59,437  0      0
GENERAL DYNAMICS CORP           COM           369550108        267       2,490     X                    NONE     2,490  0      0
GENERAL ELECTRIC CO             COM           369604103      5,751     159,487     X                    NONE   159,487  0      0
GILLETTE CO                     COM           375766102        814      16,135     X                    NONE    16,135  0      0
HARTFORD FINL SVCS GROUP INC    COM           416515104        366       5,340     X                    NONE     5,340  0      0
INTEL CORP                      COM           458140100        321      13,802     X                    NONE    13,802  0      0
INTERNATIONAL BUSINESS MACHINES COM           459200101        653       7,142     X                    NONE     7,142  0      0
INTERPUBLIC GROUP COS INC       COM           460690100        363      29,572     X                    NONE    29,572  0      0
JEFFERSON PILOT CORP            COM           475070108        294       6,000     X                    NONE     6,000  0      0
JOHNSON & JOHNSON               COM           478160104      3,328      49,557     X                    NONE    49,557  0      0
KIMBERLY CLARK CORP             COM           494368103        296       4,500     X                    NONE     4,500  0      0
LEHMAN BROS HLDGS INC           COM           524908100        721       7,660     X                    NONE     7,660  0      0
LIBERTY MEDIA CORP NEW          COM SER A     530718105      3,196     308,205     X                    NONE   308,205  0      0
LOCKHEED MARTIN CORP            COM           539830109        336       5,500     X                    NONE     5,500  0      0
LOEWS CORP                      COM           540424108        321       4,370     X                    NONE     4,370  0      0
MCGRAW HILL COS INC             COM           580645109        419       4,803     X                    NONE     4,803  0      0
MEDIA GEN INC                   CL A          584404107      5,015      81,076     X                    NONE    81,076  0      0
MELLON FINL CORP                COM           58551A108        607      21,267     X                    NONE    21,267  0      0
MERCK & CO                      COM           589331107      2,354      72,718     X                    NONE    72,718  0      0
MICROSOFT CORP                  COM           594918104        650      26,878     X                    NONE    26,878  0      0
MOTOROLA INC                    COM           620076109        272      18,203     X                    NONE    18,203  0      0
NORTHEAST UTILS                 COM           664397106        193      10,000     X                    NONE    10,000  0      0
NORTHERN CORP                   COM           665859104      1,246      28,681     X                    NONE    28,681  0      0
NUCOR CORP                      COM           670346105        220       3,830     X                    NONE     3,830  0      0
ORACLE CORP                     COM           68389X105        286      22,908     X                    NONE    22,908  0      0
PEPSICO INC                     COM           713448108        629      11,855     X                    NONE    11,855  0      0
PFIZER INC                      COM           717081103      2,693     102,495     X                    NONE   102,495  0      0
POTASH CORP SASK INC            COM           73755L107      3,685      42,110     X                    NONE    42,110  0      0
PROCTER & GAMBLE CO             COM           742718109      3,770      71,136     X                    NONE    71,136  0      0
PROVIDIAN FINL CORP             COM           74406A102        336      19,600     X                    NONE    19,600  0      0
QUALCOMM INC                    COM           747525103        623      17,000     X                    NONE    17,000  0      0
REGIS CORP MINN                 COM           758932107      8,138     198,817     X                    NONE   198,817  0      0
ROYAL DUTCH PETE CO           NY REG EUR. 56  780257804      3,366      56,058     X                    NONE    56,058  0      0
SCHLUMBERGER LTD                COM           806857108      1,898      26,924     X                    NONE    26,924  0      0
SIGMA ALDRICH CORP              COM           826552101      4,440      72,485     X                    NONE    72,485  0      0
SIRIUS SATELLITE RADIO INC      COM           82966U103         64      11,400     X                    NONE    11,400  0      0
SLM CORP                        COM           78442P106        202       4,045     X                    NONE     4,045  0      0
STATE STR CORP                  COM           857477103        271       6,200     X                    NONE     6,200  0      0
TIME WARNER INC                 COM           887317105      3,341     190,356     X                    NONE   190,356  0      0
TYCO INTL LTD NEW               COM           902124106      5,779     170,991     X                    NONE   170,991  0      0
U S BANCORP DEL                 COM NEW       902973304        703      24,387     X                    NONE    24,387  0      0
UNITED TECHNOLOGIES CORP        COM           913017109        235       2,312     X                    NONE     2,312  0      0
UNOCAL CORP                     COM           915289102        240       3,898     X                    NONE     3,898  0      0
VERIZON COMMUNICATIONS          COM           92343V104        613      17,256     X                    NONE    17,256  0      0
VERTRUE INC                     COM           92534N101        602      17,000     X                    NONE    17,000  0      0
VIACOM INC                      CL B          925524308      3,728     107,028     X                    NONE   107,028  0      0
VODAFONE GROUP PLC NEW          SPON ADR      92857W100        892      33,583     X                    NONE    33,583  0      0
WACHOVIA CORP 2ND NEW           COM           929903102      1,115      21,900     X                    NONE    21,900  0      0
WASHINGTON MUT INC              COM           939322103        347       8,795     X                    NONE     8,795  0      0
WELLS FARGO & CO NEW            COM           949746101      1,402      23,438     X                    NONE    23,438  0      0



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